Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2008	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carryforwards						¥ 1,432,462
Deferred Tax Assets, Valuation Allowance	$ 74,390	$ 92,092	¥ 757,126			¥ 542,995	¥ 672,210	¥ 939,621
Subsequent event
Income Taxes
Net operating loss carryforwards will start to expire					¥ 419,031
Minimum
Income Taxes
Tax losses carry-forward	5 years
Maximum
Income Taxes
Tax losses carry-forward	10 years
Hong Kong
Income Taxes
Income tax rate (as a percent)	16.50%
PRC
Income Taxes
Preferential tax rate (as a percent)	15.00%
Withholding tax rate on dividends distributed by a FIE (as a percent)				10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%
PRC | Nanjing Tuniu, Tuniu Nanjing Information Technology and Beijing Tuniu
Income Taxes
Preferential tax rate (as a percent)	15.00%